Employee Benefit Plans (Schedule of Net Funded Status) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
JVB Plan [Member]
Change in projected benefit obligation (PBO)
PBO at beginning of year		$ 16,332	$ 10,863
Assumption of liability from FNB Plan			5,061
Interest cost		621	666	$ 450
Change in assumptions		1,141	305
Actuarial (gain) loss		136	114
Group annuity purchase		(1,974)
Benefits paid		(702)	(677)
PBO at end of year	$ 10,863	15,554	16,332	10,863
Change in plan assets
Fair value of plan assets at beginning of year		13,840	13,840	9,713
Transfer of FNB Plan assets			3,903
Actual return on plan assets, net of expenses		1,953	901
Group annuity purchase		(1,974)
Benefits paid		(702)	(677)
Fair value of plan assets at end of year	13,840	13,117	13,840	13,840
Funded status, included in other (liabilities) assets		(2,437)	(2,492)
Unrecognized actual loss		(3,081)	(3,550)
Accumulated benefit obligation		$ 15,554	16,332
FNB Plan [Member]
Change in projected benefit obligation (PBO)
PBO at beginning of year	5,249		5,061
Service cost	3			3
Interest cost	18			18
Change in assumptions	(87)
Curtailment gain, net of actuarial loss	(106)
Curtailment (gain) loss recognized	(108)
Actuarial (gain) loss	(2)
PBO at end of year	5,061			5,061
Change in plan assets
Fair value of plan assets at beginning of year	4,001		$ 3,903
Actual return on plan assets, net of expenses	(82)
Benefits paid	(16)
Fair value of plan assets at end of year	3,903			3,903
Funded status, included in other (liabilities) assets	(1,158)			(1,158)
Accumulated benefit obligation	$ 5,061			$ 5,061